UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04236

JPMorgan Trust II

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Stephen M. Benham

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust II

Schedule of Portfolio Investments as of September 30, 2006

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan U.S. Real Estate Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments — 96.7%
	Common Stocks — 96.7%
	Hotels — 10.7%
757	Host Hotels & Resorts, Inc. REIT	17,353
812	Starwood Hotels & Resorts Worldwide, Inc.	46,456
1,304	Strategic Hotels & Resorts, Inc. REIT	25,930

		89,739

	Industrial — 7.7%
446	AMB Property Corp. REIT	24,557
703	ProLogis REIT	40,102

		64,659

	Multifamily — 26.1%
732	Archstone-Smith Trust REIT	39,844
423	AvalonBay Communities, Inc. REIT	50,929
433	Camden Property Trust REIT	32,920
820	Equity Residential REIT	41,450
190	Essex Property Trust, Inc. REIT	23,042
657	Post Properties, Inc. REIT	31,202

		219,387

	Office — 26.5%
359	Boston Properties, Inc. REIT	37,089
843	Brandywine Realty Trust REIT	27,426
874	Corporate Office Properties Trust REIT	39,111
1,215	Equity Office Properties Trust REIT	48,296
781	Mack-Cali Realty Corp. REIT	40,451
274	SL Green Realty Corp. REIT	30,606

		222,979

	Regional Malls — 11.4%
393	Macerich Co. (The) REIT	30,040
550	Simon Property Group, Inc. REIT	49,814
372	Taubman Centers, Inc. REIT	16,520

		96,374

	Shopping Centers — 6.4%
391	Federal Realty Investment Trust REIT	29,044
575	Weingarten Realty Investors REIT	24,753

		53,797

	Storage — 7.9%
1,463	Extra Space Storage, Inc. REIT	25,323
476	Public Storage, Inc. REIT	40,889

		66,212

	Total Investments — 96.7% (Cost $602,622)	813,147
	Other Assets in Excess of Liabilities — 3.3%	27,595

	Net Assets — 100.0%	$840,742

Percentages indicated are based on net assets.

Abbreviations:

REIT Real Estate Investment Trust.

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation		$211,578
Aggregate gross unrealized depreciation		(1,053)

Net unrealized appreciation/depreciation		$210,525

Federal income tax cost of investments		$602,622

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/s/ George C. W. Gatch

George C. W. Gatch

President and Principal Executive Officer

November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George C. W. Gatch

George C. W. Gatch

President and Principal Executive Officer

November 29, 2006

By:	/s/ Stephanie J. Dorsey

Stephanie J. Dorsey

Treasurer and Principal Financial Officer

November 29, 2006